Borrowings - Repayment Schedule (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal and PIK Loan Repayments
Borrowings, net of current portion	$ 43,112,000	$ 41,289,000
Loan Agreement | CRG
Principal and PIK Loan Repayments
2019	10,000,000	10,000,000
2020	20,000,000	20,000,000
2021	10,000,000	10,000,000
Total	40,000,000	40,000,000
Add: Accretion of closing fees	768,000	399,000
Add: PIK	3,090,000	1,809,000
Borrowings, before deducting debt financing costs	43,858,000	42,208,000
Less: Amount representing debt financing costs	(746,000)	(919,000)	$ (834,000)
Borrowings, net of current portion	$ 43,112,000	$ 41,289,000